Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	Feb. 26, 2025	Feb. 21, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Treasury stock acquired (in shares)							16.8	44.3
Treasury stock acquired, average cost per share (in dollars per share)							$ 87.80	$ 59.09
Stock cancelled during period (in shares)							11.0	34.8
Share repurchase program, authorized amount			$ 250	$ 500			$ 250		$ 500	$ 500	$ 500	$ 650	$ 500	$ 500	$ 500
Dividends, common stock, cash, annual amount							$ 200,000
Dividends, common stock, cash, quarterly			$ 50,000	$ 50,000	$ 50,000	$ 50,000
Cash dividends paid (in usd per share)			$ 0.25	$ 0.25	$ 0.25
Market auction Preferred Stock
Class of Stock [Line Items]
Shares redeemed during period, par value								$ 100,000
Shares redeemed during period, carrying value								$ 77,000
Subsequent event
Class of Stock [Line Items]
Treasury stock acquired (in shares)		1.5
Treasury stock acquired, average cost per share (in dollars per share)		$ 94.73
Share repurchase program, authorized amount	$ 1,000,000
Cash dividends declared (in usd per share)	$ 0.27
General Electric | Related Party
Class of Stock [Line Items]
Treasury stock acquired (in shares)								36.4